Other Comprehensive Income (Schedule of Amounts Reclassified Out of Accumulated Other Comprehensive Income) (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Gains and losses on cash flow hedges - Interest rate swaps									$ (613,122)	$ (620,957)	$ (642,526)
Income from continuing operations before income taxes	88,331	34,827	74,195	148,768	125,969	90,575	159,213	146,089	346,121	521,846	484,457
Tax benefit									(103,678)	(164,026)	(141,593)
Net income attributable to Community Health Systems, Inc. stockholders	28,181	4,095	29,753	79,174	62,574	44,233	83,359	75,474	141,203	265,640	201,948
Change in Fair Value of Interest Rate Swaps [Member] | Reclassification out of Accumulated Other Comprehensive Income [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Gains and losses on cash flow hedges - Interest rate swaps									(99,808)
Tax benefit									35,667
Net income attributable to Community Health Systems, Inc. stockholders									(64,141)
Change in Unrecognized Pension Cost Components [Member] | Reclassification out of Accumulated Other Comprehensive Income [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Amortization of defined benefit pension items - Prior service costs									(1,143)
Amortization of defined benefit pension items - Actuarial losses									(3,382)
Income from continuing operations before income taxes									(4,525)
Tax benefit									1,684
Net income attributable to Community Health Systems, Inc. stockholders									$ (2,841)